Earnings per Common Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings per Common Share

NOTE 22 - EARNINGS PER COMMON SHARE

The factors used in the earnings per share computation follow.

	2016	2015	2014
Basic
Net income	$17,217	$12,745	$9,528
Preferred stock dividends	1,501	1,577	1,873

Net income available to common shareholders—basic	$15,716	$11,168	$7,655

Weighted average common shares outstanding—basic	8,010,399	7,822,369	7,707,917

Basic earnings per share	$1.96	$1.43	$0.99

Diluted
Net income available to common shareholders—basic	$15,716	$11,168	$7,655
Preferred stock dividends on convertible preferred stock	1,501	1,577	1,606

Net income available to common shareholders—diluted	$17,217	$12,745	$9,261

Weighted average common shares outstanding for earnings per common share basic	8,010,399	7,822,369	7,707,917
Add: dilutive effects of convertible preferred shares	2,940,562	3,095,966	3,196,931

Average shares and dilutive potential common shares outstanding—diluted	10,950,961	10,918,335	10,904,848

Diluted earnings per share	$1.57	$1.17	$0.85

Basic earnings per common share are calculated by dividing net income by the weighted-average number of common shares outstanding for the period. Diluted earnings per common share include the dilutive effect, if any, of additional potential common shares issuable under the equity incentive plan, computed using the treasury stock method, and the impact of the Company’s convertible preferred shares using the “if converted” method.